Note 18 - Other Expenses - Other Operating Expenses (Details) - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2019
Statement Line Items [Line Items]
Amortization of intangible assets	$ 4,953	$ 7,174	$ 19,414	$ 16,158
Depreciation of property and equipment	2,246	1,087	7,749	2,782
Bad debt expense	19,996	51,353	66,853	88,276	$ 192,202
Share-based compensation	1,683	1,379	10,469	4,495
	$ 28,878	$ 60,993	$ 104,485	$ 111,711